Corporate Information (Details)		12 Months Ended
	Dec. 15, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Corporate information [Line Items]
Description of shares received upon spin-off		Cementos Pacasmayo S.A.A. (hereinafter “the Company”) was incorporated in 1957 and, under the Peruvian General Corporation Law, is an open stock corporation, its shares are listed in the Lima and New York Stock Exchange.
Percentage of interests in subsidiary		100.00%	100.00%	100.00%
Inversiones ASPI S.A. [Member]
Corporate information [Line Items]
Percentage of holding interests in subsidiary		50.01%	50.01%	50.01%
Sale of shares percentage	99.99%